Accounts receivables, net of allowance	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivables, net of allowance

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivables	1,668,007	1,334,607	210,075
Less: allowance for doubtful debts	-	(583,753)	(91,886)

	1,668,007	750,854	118,189

The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Balance at the beginning of year	27,796,553	-	-
Additions	172,297,787	583,753	91,886
Recovered	(9,587,467)	-	-
Disposal of subsidiaries	(190,506,873)	-	-

Balance at the end of year	-	583,753	91,886

In determining whether allowance for doubtful debts is required, the Group takes into consideration the ageing status and the likelihood of collection. Following the identification of doubtful debts, the responsible sales personnel discuss with the relevant customers and report on the recoverability. Specific allowance is only made for accounts receivables that are unlikely to be collected.